June 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds VI
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Funds VI (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to (i) the proposed acquisition by BlackRock CoreAlpha Bond Fund, a series of the Registrant, of all of the assets and certain stated liabilities of State Farm Bond Fund, a series of State Farm Mutual Fund Trust, in exchange for Investor A and Institutional Shares of BlackRock CoreAlpha Bond Fund and (ii) other proposed acquisitions of different registrants of all the assets and certain stated liabilities of other series of State Farm Mutual Fund Trust.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC